Summary of Significant Accounting Policies, Concentration of Risks (FY) (Details)	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 10, 2020 Vendor	Dec. 31, 2020 Vendor	Dec. 31, 2021 Bank Vendor Customer	Dec. 31, 2020 Vendor	Dec. 31, 2019 Vendor
Concentration of Risks [Abstract]
Number of major commercial banks with whom cash balances are maintained | Bank			1
Cost of Revenue [Member] | Vendor Concentration Risk [Member]
Concentration of Risks [Abstract]
Number of major vendors	2	3	3		3
Cost of Revenue [Member] | Vendor Concentration Risk [Member] | Vendor One [Member]
Concentration of Risks [Abstract]
Percentage of concentration risk	57.00%	58.40%	54.50%		59.60%
Cost of Revenue [Member] | Vendor Concentration Risk [Member] | Vendor Two [Member]
Concentration of Risks [Abstract]
Percentage of concentration risk	23.00%	22.40%	23.20%		17.50%
Cost of Revenue [Member] | Vendor Concentration Risk [Member] | Vendor Three [Member]
Concentration of Risks [Abstract]
Percentage of concentration risk		10.50%	12.30%		11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration of Risks [Abstract]
Number of major customers | Customer			1
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration of Risks [Abstract]
Percentage of concentration risk			10.50%
Accounts Payable [Member] | Vendor Concentration Risk [Member]
Concentration of Risks [Abstract]
Number of major vendors			4	2
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor One [Member]
Concentration of Risks [Abstract]
Percentage of concentration risk			23.90%	43.10%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor Two [Member]
Concentration of Risks [Abstract]
Percentage of concentration risk			23.20%	22.10%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor Three [Member]
Concentration of Risks [Abstract]
Percentage of concentration risk			12.30%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor Four [Member]
Concentration of Risks [Abstract]
Percentage of concentration risk			10.20%